HELD FOR SALE AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Held For Sale and Discontinued Operations [Abstract]
Schedule of assets and liabilities held for sale
The following table provides the details of assets and liabilities classified as held-for-sale as of December 31, 2022:

	Assets held-for-sale		Liabilities held-for-sale

	2022	2021	2022	2021
Russia	5,792	—	4,232	—
Algeria	—	1,846	—	391
Other individual assets	—	18	—	—
Total assets and liabilities held for sale	5,792	1,864	4,232	391
The following table shows the assets and liabilities classified as held-for-sale relating to Russia as of December 31, 2022:

2022
Property and equipment	3,941
Intangible assets excl. goodwill	356
Goodwill	617
Deferred tax assets	78
Other non-current assets	50

Inventories	113
Trade and other receivables	367
Other current assets*	270
Total assets held for sale	5,792

Non-current liabilities
Debt and Derivatives - NCL	2,888
Other non current liabilities	64

Current liabilities
Trade and other payables	691
Debt & Derivatives - CL	306
Other non-financial liabilities	283
Total liabilities held for sale	4,232

*This include cash and cash equivalent of US$146 subject to currency restrictions that limited ability to upstream the cash or make certain payments outside the country, but these balances are otherwise freely available to the Russian operations.
The following table shows the movements relating to Russian operations for the period ended December 31, 2022:

Net book value	Property and equipment	Intangible assets excl. goodwill	Goodwill
As of January 1, 2022	4,013	293	1,084

Additions	775	192	—
Disposals	(18)	(10)	4
Depreciation/amortization charge for the year	(947)	(131)	—
Reclassification as held for sale	(9)	—	—
Impairment	(5)	(2)	(445)
Transfers	—	—	—
Modifications of right-of-use assets	(166)	—	—
Translation adjustment	298	14	(26)

As of December 31, 2022	3,941	356	617
The following table shows the assets and liabilities disposed in 2022 and classified as held-for-sale relating to Algeria as of:

	August 5, 2022	December 31, 2021
Property and equipment	555	527
Intangible assets excl. goodwill	120	111
Goodwill	953	1,001
Deferred tax assets	35	35

Other current assets	234	172
Total assets disposed / held for sale	1,897	1,846

Non-current liabilities	91	106
Current liabilities	276	285
Total liabilities disposed / held for sale	367	391

The following table shows the profit/(loss) and other comprehensive income relating to Algeria operations for the periods ended:

Income statement and statement of comprehensive income	August 5, 2022	December 31, 2021	December 31, 2020

Operating revenue	378	659	689
Operating expenses	(212)	(470)	(564)
Other expenses	(7)	(17)	(17)
Profit / (loss) before tax for the period	159	172	108
Income tax benefit / (expense)	(15)	(21)	(29)
Profit / (loss) after tax for the period	144	151	79

Other comprehensive income / (loss)*	(65)	(68)	(157)
Total comprehensive income / (loss)	79	83	(78)

*Other comprehensive income is relating to the foreign currency translation of discontinued operations.
The following table shows the results for the disposal of the Algeria operations that are accounted for in these financials as of December 31, 2022:

2022
Consideration received in cash	682
Carrying amount of net assets at disposal*	(1,530)
De-recognition of non-controlling interest	824
Loss on sale before reclassification of foreign currency translation reserve	(24)
Reclassification of foreign currency translation reserve	(698)
Net loss on disposal of Algeria operations	(722)

*Net assets include US$175 relating to cash and cash equivalents at disposal

Schedule of profit (loss) and other comprehensive income held-for-sale
The following table provides the details of loss after tax from discontinued operations and disposals of discontinued operations for the periods ended December 31:

	2022	2021	2020

Russia	(164)	530	(489)
Algeria
Profit / (loss) after tax for the period	144	151	79
Loss on disposal	(722)	—	—

Total loss after tax from discontinued operations and disposals of discontinued operations	(742)	681	(410)
The following table shows the profit/(loss) and other comprehensive income relating to Russia operations for the periods ended December 31:

Income statement and statement of comprehensive income	2022	2021	2020

Operating revenue	4,277	3,943	3,811
Operating expenses **	(3,993)	(3,424)	(4,123)
Other expenses	(424)	(76)	(143)
Profit / (loss) before tax for the period	(140)	443	(455)
Income tax benefit / (expense)	(24)	87	(34)
Profit / (loss) after tax for the period	(164)	530	(489)

Other comprehensive income / (loss)*	(29)	(10)	(478)
Total comprehensive income / (loss)	(193)	520	(967)

*Other comprehensive income relates to the foreign currency translation of discontinued operations.
** In 2022, operating expenses includes an impairment of US$446 (2021:Nil, 2020:US$723) against the carrying value of goodwill in Russia recorded in the first quarter..

Schedule of information for cash-generating units

	March 31, 2022 ***			September 30, 2021			September 30, 2020
Key assumptions – Russia CGU	Explicit forecast period	Terminal period	Combined average *	Explicit forecast period	Terminal period	Combined average *	Explicit forecast period	Terminal period	Combined average *

Discount rate	—%	—%	20.5%	—%	—%	9.3%	—%	—%	10.1%
Average annual revenue growth rate	6.2%	1.6%	5.5%	5.0%	1.6%	4.4%	4.3%	1.8%	3.9%
Average operating margin	32.4%	35.0%	32.8%	33.2%	35.5%	33.6%	31.2%	35.7%	32.0%
Average CAPEX / revenue **	20.3%	18.0%	19.9%	25.4%	21.0%	24.7%	27.9%	21.0%	26.8%

* Combined average for 2022 is based on an explicit forecast period consisting of five years forecast plus the latest estimate for 2022 (2022-2027), and terminal period in 2028 (for 2020 being 2021-2025 with terminal period 2026); for comparative period 2021 the rates were revised to conform the calculation being 2022-2026 and terminal period in 2027.

** CAPEX excludes licenses and ROU assets.

*** The growth rates as of March 31, 2022, in the explicit forecast period and the combined average, were revised to conform the growth rates applied in the calculation of the recoverable amount in the first quarter of 2022.
The Group has significant investments in property and equipment, intangible assets, and goodwill.
Estimating recoverable amounts of assets and CGUs must, in part, be based on management’s evaluations, including the determination of the appropriate CGUs, the relevant discount rate, estimation of future performance, the revenue-generating capacity of assets, timing and amount of future purchases of property, equipment, licenses and spectrum, assumptions of future market conditions and the long-term growth rate into perpetuity (terminal value). In doing this, management needs to assume a market participant perspective. Changing the assumptions selected by management, in particular, the discount rate, capex intensity, operating margin and growth rate assumptions used to estimate the recoverable amounts of assets, could significantly impact the Group’s impairment evaluation and hence results.
A significant part of the Group’s operations is in countries with emerging markets. The political and economic situation in these countries may change rapidly and recession may potentially have a significant impact on these countries. On-going recessionary effects in the world economy, including geopolitical situations and increased macroeconomic risks impact our assessment of cash flow forecasts and the discount rates applied.
There are significant variations between different markets with respect to growth, mobile penetration, average revenue per user (“ARPU”), market share and similar parameters, resulting in differences in operating margins. The future development of operating margins is important in the Group’s impairment assessments.